Organization and Business Operations, Promissory Notes (Q1) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 01, 2023	May 09, 2023	Dec. 31, 2022
Promissory Note [Abstract]
Warrants price (in dollars per share)				$ 1
Promissory note - related party	$ 2,150,000	$ 1,875,000			$ 0
Promissory Note [Member]
Promissory Note [Abstract]
Promissory note - related party	1,500,000	1,500,000			$ 0
Promissory Note [Member] | Maximum [Member]
Promissory Note [Abstract]
Principal amount	1,500,000	1,500,000	$ 1,500,000	$ 1,500,000
Second Promissory Note [Member]
Promissory Note [Abstract]
Promissory note - related party	$ 650,000	$ 375,000
Second Promissory Note [Member] | Maximum [Member]
Promissory Note [Abstract]
Principal amount			$ 1,500,000